CONCENTRATIONS AND RISKS (Details Textual)	9 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2015	Jun. 30, 2014
Reimbursement On Goods And Service Tax Receivable Percentage	100.00%	100.00%	100.00%